Trade and other receivables, net (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		$ 6,337	$ 7,607
Total trade receivables		7,773	8,958
Total trade receivables, net		6,180	7,362
Current		4,474	4,731
Non-current		1,706	2,631
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		4,761	3,950
Total		3,012	5,008
Third parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses		(1,565)	(1,528)
Third parties [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		3,850	3,081
Receivables from divestments	[1]	1,490	1,523
Finance lease receivables		458	467
Total	[2]	539	2,536
investee [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		682	664
electricity sector [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		229	205
Petroleum and alcohol accounts from brazilian government [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade receivables from contracts with costumers		525	482
Related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses		$ (28)	$ (68)

[1]	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.
[2]	As of December 31, 2020, it mainly includes amounts related to the purchase and sale of production platforms and equipment from our partners in E&P consortia, with financial settlement in the first quarter of 2021.